SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings Per Share Calculations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 3,683,433	$ 1,675,412	$ (165,928)
Basic weighted average number of common shares outstanding	46,008,472	46,065,555	46,361,078
Diluted weighted average number of common shares outstanding	48,577,127	48,989,055	46,361,078
Basic income attributable to common shareholders per common share	$ 0.08	$ 0.04	$ (0)
Diluted income attributable to common shareholders per common share	$ 0.08	$ 0.03	$ (0)